Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income and Expense
Losses on forward foreign exchange contracts	$ (21)	$ (86)	$ (112)
(Losses)/gains on receivables and payables	(42)	89	66
Total	$ (63)	$ 3	$ (46)